Fair Value of Assets and Liabilities	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value of Assets and Liabilities
12. FAIR VALUE OF ASSETS AND LIABILITIES
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Assets and liabilities recorded at fair value on a recurring basis as of December 31, 2018 and 2017 are set forth as follows:

		December 31, 2018				December 31, 2017
		Fair Value Measurements Using				Fair Value Measurements Using
In millions	December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Deposits held in money market mutual funds (1)	$8	$8	$—	$—	$90	$90	$—	$—
Foreign exchange contracts (2)	5	—	5	—	1	—	1	—
Total	$13	$8	$5	$—	$91	$90	$1	$—
Liabilities:
Foreign exchange contracts (3)	1	—	1	—	2	—	2	—
Total	$1	$—	$1	$—	$2	$—	$2	$—

(1)    Included in Cash and cash equivalents in the Consolidated Balance Sheet.
(2)    Included in Other current assets in the Consolidated Balance Sheet.
(3)    Included in Other current liabilities in the Consolidated Balance Sheet.

Deposits Held in Money Market Mutual Funds A portion of the Company’s excess cash is held in money market mutual funds which generate interest income based on prevailing market rates. Money market mutual fund holdings are measured at fair value using quoted market prices and are classified within Level 1 of the valuation hierarchy.

Foreign Exchange Contracts As a result of our global operating activities, we are exposed to risks from changes in foreign currency exchange rates, which may adversely affect our financial condition. To manage our exposures and mitigate the impact of currency fluctuations on our financial results, we hedge our primary transactional exposures through the use of foreign exchange forward and option contracts. The foreign exchange contracts are valued using the market approach based on observable market transactions of forward rates and are classified within Level 2 of the valuation hierarchy.

Assets Measured at Fair Value on a Non-recurring Basis

Certain assets have been measured at fair value on a nonrecurring basis using significant unobservable inputs (Level 3). NCR measures certain assets, including intangible assets and cost and equity method investments, at fair value on a non-recurring basis. These assets are recognized at fair value when initially valued and when deemed to be impaired. Additionally, NCR reviews the carrying values of investments when events and circumstances warrant and considers all available evidence in evaluating when declines in fair value are other-than-temporary declines. NCR carries equity investments in privately-held companies at cost or at fair value when NCR recognizes an other-than-temporary impairment charge. No material non-recurring fair value adjustments were recorded during the years ended December 31, 2018, 2017, and 2016.